FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Fair value, financial asset	$ 638,844,894	$ 631,825,607
Mutual Funds | Level 1 | Recurring Fair Value Measurement
Disclosure of fair value measurement of assets [line items]
Fair value, financial asset	$ 30,503	$ 2,068,052